FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

NOTE 30. FAIR VALUE OF ASSETS AND LIABILITIES

The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
	Carrying	Fair	Carrying	Fair
	amount	Value	amount	Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	15,036,467	15,036,467	15,571,214	15,571,214
Debt instruments at fair value through OCI	7,245,451	7,245,451	8,238,981	8,238,981
Debt instruments at amortized cost	6,527,230	6,502,271	5,154,601	5,200,688
Derivative financial instruments	2,454,005	2,454,005	2,800,719	2,800,719
Equity securities at fair value	480,153	480,153	588,207	588,207
Loans and advances to customers, net	204,459,001	213,262,329	174,793,687	183,162,834
Investment property	3,132,220	3,132,220	2,839,350	2,839,350
Investments in associates(1)	1,358,368	1,358,368	1,263,765	1,263,765
Total	240,692,895	249,471,264	211,250,524	219,665,758
Liabilities
Deposits by customers	(210,390,848)	(211,619,686)	(180,820,793)	(182,022,114)
Interbank deposits	(886,405)	(886,405)	(762,574)	(762,574)
Repurchase agreements and other similar secured borrowing	(763,325)	(763,325)	(2,216,163)	(2,216,163)
Derivative financial instruments	(1,961,109)	(1,961,109)	(2,381,326)	(2,381,326)
Borrowings from other financial institutions	(8,551,558)	(8,551,558)	(11,202,126)	(11,202,126)
Preferred shares	(584,204)	(604,025)	(584,204)	(602,987)
Debt instruments in issue	(21,093,864)	(21,696,836)	(19,126,593)	(20,530,091)
Total	(244,231,313)	(246,082,944)	(217,093,779)	(219,717,381)
(1)	It corresponds to investments in associates P.A Viva Malls and Distrito Vera. See Note 8 Investments in associates and joint ventures.

•      Fair value hierarchy

IFRS 13 establishes a fair value hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable, that reflects the significance of inputs adopted in the measurement process. In accordance with IFRS the financial instruments are classified as follows:

Level 1: Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities. An active market is a market in which transactions for the asset or liability being measured take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain retained residual interests in securitizations, asset-backed securities (ABS) and highly structured or long-term derivative contracts where independent pricing information was not able to be obtained for a significant portion of the underlying assets.

•      Valuation process for fair value measurements

The valuation to fair value prices is performed using prices, methodologies and inputs provided by the official pricing services provider (Precia) to the Bank. All methodologies and procedures developed by the pricing services provider are supervised by the SFC, which has not objected to them.

On a daily basis, the back-office Service Valuation Officer (SVO) verifies the valuation of investments, and the Credit and Financial Risk Manager area reports the results of the portfolio’s valuation.

Fair value measurement

Assets and liabilities

a. Debt instruments

The Bank assigns prices to those debt investments, using the prices provided by the official pricing services provider (Precia) and assigns the appropriate level according to the procedure described above. For securities not traded or over-the-counter such as certain bonds issued by other financial institutions, the Bank generally determines fair value utilizing internal valuation and standard techniques. These techniques include determination of expected future cash flows which are discounted using curves of the applicable currencies and the Colombian consumer price index (interest rate in this case), modified by the credit risk and liquidity risk. The interest rate is generally computed using observable market data and reference yield curves derived from quoted interest in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments.

b. Equity securities

The Bank performs the market price valuation of its investments in variable income using the prices provided by the official pricing services provider (Precia) and classifies those investments according to the procedure described above (Hierarchy of fair value section). Likewise, the fair value of unlisted equity securities is based on an assessment of each individual investment using methodologies that include publicly-traded comparables derived by multiplying a key performance metric (e.g., earnings before interest, taxes, depreciation and amortization) of the portfolio company by the relevant valuation multiple observed for comparable companies, acquisition comparables, and if necessary considered, are subject to appropriate discounts for lack of liquidity or marketability. Interests in investment funds, trusts and collective portfolios are valued using the investment unit value determined by the fund management company. For investment funds where the underlying assets are investment properties, the investment unit value depends on the investment properties value, determined as described below in “i. Investment property”.

c. Derivative financial instruments

The Bank holds positions in standardized derivatives, such as futures over local stocks, and over the representative exchange rate (TRM). These instruments are evaluated according to the information provided by Precia, which perfectly matches the information provided by the Central Counterparty Clearing House – CCP.

Additionally, the Bank holds positions in OTC derivatives, which in the absence of prices, are valued using the inputs and methodologies provided by the pricing services provider.

The key inputs depend upon the type of derivative and the nature of the underlying instrument and include interest rate yield curves, foreign exchange rates, the spot price of the underlying volatility, credit curves and correlation of such inputs.

d. Credit valuation adjustment

The Bank measures the effects of the credit risk of its counterparties and its own creditworthiness in determining fair value of the swap, option and forward derivatives.

Counterparty credit-risk adjustments are applied to derivatives when the Bank’s position is a derivative asset and the Bank’s credit risk is incorporated when the position is a derivative liability. The Bank attempts to mitigate credit risk to third parties which are international banks by entering into master netting agreements. The agreements allow to offset or bring net amounts that are liabilities, derivates from transactions carried out by the different agreements. Master netting agreements take different forms and may allow payments to be made under a variety of other master agreements or other negotiation agreements between the same parties; some may have a monthly basis and others only apply at the time the agreements are terminated.

When assessing the impact of credit exposure, only the net counterparty exposure is considered at risk, due to the offsetting of certain same-counterparty positions and the application of cash and other collateral.

The Bank generally calculates the asset’s credit risk adjustment for derivatives transacted with international financial institutions by incorporating indicative credit related pricing that is generally observable in the market (“CDS”). The credit-risk adjustment for derivatives transacted with non-public counterparties is calculated by incorporating unobservable credit data derived from internal credit qualifications to the financial institutions and corporate companies located in Colombia. The Bank also considers its own creditworthiness when determining the fair value of an instrument, including OTC derivative instruments if the Bank believes market participants would take that into account when transacting the respective instrument. The approach to measuring the impact of the Bank’s credit risk on an instrument transacted with international financial institutions is done using the asset swap curve calculated for subordinated bonds issued by the Bank in foreign currency. For derivatives transacted with local financial institutions, the Bank calculates the credit risk adjustment by incorporating credit risk data provided by rating agencies and released in the Colombian financial market.

e. Impaired loans measured at fair value

The Bank measured certain impaired loans based on the fair value of the associated collateral less costs to sell. The fair values were determined as follows using external and internal valuation techniques or third party experts, depending on the type of underlying asset.

For vehicles under leasing arrangements, the Bank uses an internal valuation model based on price curves for each type of vehicle. Such curves show the expected price of the vehicle at different points in time based on the initial price and projection of economic variables such as inflation, devaluation and customs. The prices modelled in the curves are compared every six months with market information for the same or similar vehicles and in the case of significant deviation; the curve is adjusted to reflect the market conditions.

Other vehicles are measured using matrix pricing from a third party. This matrix is used by most of the market participants and is updated monthly. The matrix is developed from values provided by several price providers for identical or similar vehicles and considers brand, characteristics of the vehicles, and manufacturing date among other variables to determine the prices.

For real estate assets, a third-party qualified appraiser is used. The methodologies vary depending on the date of the last appraisal available for the property (the appraisal is estimated based on either of three approaches: cost, sales comparison and income approach, and is required every three years). When the property has been valued in the last 12 months and the market conditions have not shown significant changes, the most recent valuation is considered the fair value of the property.

For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialists.

f. Assets held for sale measured at fair value less cost of sale

The Bank measures certain impaired foreclosed assets and premises and equipment held for sale based on fair value less costs to sell. The fair values were determined using external and internal valuation techniques, depending on the type of underlying asset. Those assets are comprised mainly of real estate properties for which the appraisal is conducted by experts considering factors such as the location, type and characteristics of the property, size, physical conditions and expected selling costs, among others. Likewise, in some cases the fair value is estimated considering comparable prices or promises of sale and offering prices from auctions process.

g. Mortgage-backed securities (“TIPS”) and Asset-Backed securities

The Bank invests in asset-backed securities for which underlying assets are mortgages and earnings under contracts issued by financial institutions and corporations, respectively. The Bank does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and are classified as fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings.

TIPS are part of the Bank portfolio and its fair value is measured with published price by the official pricing services provider. These securities are leveled by margin and are assigned level 2 or 3 based on the Precia information.

Residual TIPS have their fair value measured using the discounted flow method, taking into account the amortization tables of the Titularizadora Colombiana, the betas in COP and UVR of Precia (used to construct the curves) and the margins; when they are residual TIPS of subordinated issues, a liquidity premium is applied. These securities are assigned level 3.

h. Investments in associates measured at fair value

The Bank recognizes its investments in P.A Viva Malls and P.A Distrito Vera as an associate at fair value. The estimated amount is provided by the fund manager as the variation of the units according to the units owned by the FCP Fondo Inmobiliario Colombia. The associate’s assets are comprised of investment properties which are measured using the following techniques: comparable prices, discounted cash flows, replacement cost and direct capitalization. For further information about techniques methodologies and inputs used by the external party see “Quantitative Information about Level 3 Fair Value Measurements”.

i. Investment property

The Bank’s investment property is valued by external experts, who use valuation techniques based on comparable prices, direct capitalization, discounted cash flows and replacement costs.

Assets and liabilities measured at fair value on a recurring basis

The following table presents for each of the Fair-Value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2020:

Financial Assets
	December 31, 2021				December 31, 2020
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	8,377,741	600,743	-	8,978,484	9,177,665	1,262,313	-	10,439,978
Securities issued or secured by government entities	-	67,395	-	67,395	-	72,401	-	72,401
Securities issued by other financial institutions	197,315	378,787	113,058	689,160	138,101	461,349	122,285	721,735
Securities issued by foreign governments	3,083,180	2,097,595	-	5,180,775	3,211,372	1,023,427	-	4,234,799
Corporate bonds	28,483	92,170	-	120,653	25,161	66,348	10,792	102,301
Total debt instruments at fair value through profit or loss	11,686,719	3,236,690	113,058	15,036,467	12,552,299	2,885,838	133,077	15,571,214
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	2,515,927	-	2,515,927	-	2,552,041	-	2,552,041
Securities issued by other financial institutions	188,638	122,020	-	310,658	230,095	542,640	-	772,735
Securities issued by foreign governments	2,672,889	1,621,060	-	4,293,949	2,561,302	2,253,751	-	4,815,053
Corporate bonds	87,021	37,896	-	124,917	62,556	36,596	-	99,152
Total debt instruments at fair value through OCI	2,948,548	4,296,903	-	7,245,451	2,853,953	5,385,028	-	8,238,981
Total debt instruments	14,635,267	7,533,593	113,058	22,281,918	15,406,252	8,270,866	133,077	23,810,195
Equity securities
Equity securities	35,833	109,314	335,006	480,153	90,988	51,863	445,356	588,207
Total equity securities	35,833	109,314	335,006	480,153	90,988	51,863	445,356	588,207
Derivative financial instruments
Forwards
Foreign exchange contracts	-	251,299	478,068	729,367	-	582,282	392,843	975,125
Equity contracts	-	6,483	313	6,796	-	1,688	-	1,688
Total forwards	-	257,782	478,381	736,163	-	583,970	392,843	976,813
Swaps
Foreign exchange contracts		1,007,173	415,182	1,422,355	-	794,202	152,851	947,053
Interest rate contracts	89,069	111,696	46,393	247,158	30,146	673,723	136,173	840,042
Total swaps	89,069	1,118,869	461,575	1,669,513	30,146	1,467,925	289,024	1,787,095
Options
Foreign exchange contracts	368	3,578	44,383	48,329	22	2,277	34,512	36,811
Total options	368	3,578	44,383	48,329	22	2,277	34,512	36,811
Total derivative financial instruments	89,437	1,380,229	984,339	2,454,005	30,168	2,054,172	716,379	2,800,719
Investment properties
Lands	-	-	182,500	182,500	-	-	256,195	256,195
Buildings	-	-	2,949,720	2,949,720	-	-	2,583,155	2,583,155
Total investment properties	-	-	3,132,220	3,132,220	-	-	2,839,350	2,839,350
Investment in associates at fair valure
P.A Viva Malls	-	-	1,355,688	1,355,688	-	-	1,263,765	1,263,765
P.A Distrito Vera	-	-	2,680	2,680	-	-	-	-
Total investment in associates at fair value	-	-	1,358,368	1,358,368	-	-	1,263,765	1,263,765
Total	14,760,537	9,023,136	5,922,991	29,706,664	15,527,408	10,376,901	5,397,927	31,302,236

Financial liabilities
	December 31, 2021				December 31, 2020
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	(535,535)	(70,002)	(605,537)	-	(823,360)	(57,254)	(880,614)
Equity contracts	-	(25,068)	-	(25,068)	-	(15,333)	-	(15,333)
Total forwards	-	(560,603)	(70,002)	(630,605)	-	(838,693)	(57,254)	(895,947)
Swaps
Foreign exchange contracts	-	(798,396)	(162,442)	(960,838)	-	(581,120)	(34,505)	(615,625)
Interest rate contracts	(76,925)	(227,220)	(4,312)	(308,457)	(26,940)	(773,774)	(2,439)	(803,153)
Total swaps	(76,925)	(1,025,616)	(166,754)	(1,269,295)	(26,940)	(1,354,894)	(36,944)	(1,418,778)
Options
Foreign exchange contracts	-	(61,209)	-	(61,209)	(17)	(66,584)	-	(66,601)
Total options	-	(61,209)	-	(61,209)	(17)	(66,584)	-	(66,601)
Total derivative financial instruments	(76,925)	(1,647,428)	(236,756)	(1,961,109)	(26,957)	(2,260,171)	(94,198)	(2,381,326)
Total	(76,925)	(1,647,428)	(236,756)	(1,961,109)	(26,957)	(2,260,171)	(94,198)	(2,381,326)

Fair value of assets and liabilities that are not measured at fair value in the Statement of Financial Position

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the statement of financial position, but for which the fair value is disclosed at December 31, 2021 and 2020:

Assets
	December 31, 2021				December 31, 2020
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Debt instruments
Securities issued by the Colombian Government	147,502	-	-	147,502	131,530	-	-	131,530
Securities issued or secured by government entities	-	50,598	2,647,497	2,698,095	-	-	2,423,639	2,423,639
Securities issued by other financial institutions	294,421	294,717	3,106	592,244	238,317	-	32,428	270,745
Securities issued by foreign governments	318,035	182,987	-	501,022	239,623	150,667	-	390,290
Corporate bonds	1,039,185	15,034	1,509,189	2,563,408	644,745	13,265	1,326,474	1,984,484
Total – Debt instruments	1,799,143	543,336	4,159,792	6,502,271	1,254,215	163,932	3,782,541	5,200,688
Loans and advances to customers, net			213,262,329	213,262,329	-	-	183,162,834	183,162,834
Total	1,799,143	543,336	217,422,121	219,764,600	1,254,215	163,932	186,945,375	188,363,522

Liabilities
	December 31, 2021					December 31, 2020
Type of instruments	Fair value hierarchy				Total fair	Fair value hierarchy			Total fair
	Level 1		Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Deposits by customers	-		(24,126,509)	(187,493,177)	(211,619,686)	-	(29,309,307)	(152,712,807)	(182,022,114)
Interbank deposits	-		-	(886,405)	(886,405)	-	-	(762,574)	(762,574)
Repurchase agreements and other similar secured borrowing	-		-	(763,325)	(763,325)	-	-	(2,216,163)	(2,216,163)
Borrowings from other financial institutions	-		-	(8,551,558)	(8,551,558)	-	-	(11,202,126)	(11,202,126)
Debt instruments in issue	(11,673,618)	(1)	(7,948,718)	(2,074,500)	(21,696,836)	(10,507,774)	(8,407,005)	(1,615,312)	(20,530,091)
Preferred shares	-		-	(604,025)	(604,025)	-	-	(602,987)	(602,987)
Total	(11,673,618)		(32,075,227)	(200,372,990)	(244,121,835)	(10,507,774)	(37,716,312)	(169,111,969)	(217,336,055)
(1)	Change of level in bonds issued by Bancolombia according to its market liquidity.

IFRS requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized in the statement of financial position, for which it is practicable to estimate fair value. Certain categories of assets and liabilities, however, are not eligible for fair value accounting. The financial instruments below are not measured at fair value on a recurring and nonrecurring basis:

Short-term financial instruments

Short-term financial instruments are valued at their carrying amounts included in the consolidated statement of financial position, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments. This approach was used for cash and cash equivalents, accrued interest receivable, customers’ acceptances, accounts receivable, accounts payable, accrued interest payable and bank acceptances outstanding.

Deposits from customers

The fair value of time deposits was estimated based on the discounted value of cash flows using the appropriate discount rate for the applicable maturity. Fair value of deposits with no contractual maturities represents the amount payable on demand as of the statement of financial position date.

Interbank deposits and repurchase agreements and other similar secured borrowings

Short-term interbank borrowings and repurchase agreements have been valued at their carrying amounts because of their relatively short-term nature. Long-term and domestic development bank borrowings have also been valued at their carrying amount because they bear interest at variable rates.

Borrowings from other financial institutions

The fair value of borrowings from other financial institutions were determined using discounted cash flow models. The cash flows projection of capital and interest was made according to the contractual terms, considering capital amortization and interest bearing. Subsequently, the cash flows were discounted using reference curves formed by the weighted average of the Bank’s deposit rates.

Debt instruments in issue

The fair value of debt instruments in issue, comprised of bonds issued by Bancolombia S.A. and its subsidiaries, was estimated substantially based on quoted market prices. The fair value of certain bonds which do not have a public trading market, were determined based on the discounted value of cash flows using the rates currently offered for bonds of similar remaining maturities and the Bank’s creditworthiness.

Preferred shares

In the valuation of the liability component of preferred shares related to the minimum dividend of 1% of the subscription price, the Bank uses the Gordon Model to price the obligation, taking into account its own credit risk, which is measured using the market spread based on observable inputs such as quoted prices of sovereign debt. The Gordon Model is commonly used to determine the intrinsic value of a stock based on a future series of dividends that are estimated by the Bank and growth at a constant rate considering the Bank’s own perspectives of the payout ratio.

Loans and advances to customers

Estimating the fair value of loans and advances to customers is considered an area of considerable uncertainty as there is no observable market. The loan portfolio is stratified into tranches and loans segments suchs as commercial, consumer, small business loans, mortgage and leasing. The fair value of loans and advances to customers and financial institutions is determined using a discounted cash flow methodology, considering each credit’s principal and interest projected cash flows to the prepayment date. The projected cash flows are discounted using reference curves according to the type of loan and its maturity date.

Items Measured at fair value on a non-recurring basis

The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2021				December 31, 2020
	Fair-value hierarchy			Total fair	Fair-value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Machinery and equipment	-	-	4,340	4,340	-	-	3,277	3,277
Real estate for residential purposes	-	-	101,214	101,214	-	-	70,252	70,252
Real estate different from residential properties	-	-	28,143	28,143	-	-	8,974	8,974
Total	-	-	133,697	133,697	-	-	82,503	82,503

Changes in Level 3 Fair-Value category

The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2021 and 2020:

As of December 31, 2021

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications		Prepaids	in to	out of	December 31,
	2021	earnings							level3	level3	2021
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	122,285	(106)	-	5,034	(14,623)	-		(32,211)	32,679	-	113,058
Corporate bonds	10,792	-	-	-	(7,127)	-			-	(3,665)	-
Total	133,077	(106)	-	5,034	(21,750)	-		(32,211)	32,679	(3,665)	113,058
Derivative financial instruments
Foreign exchange contracts	580,206	105,528	-	532,190	(456,806)	(19,593)		-	235,709	(39,601)	937,633
Interest rate contracts	136,173	(37,024)	-	6,635	(26,569)	(7,308)		-	13,812	(39,326)	46,393
Equity contracts	-	-	-	313	-	-		-	-	-	313
Total	716,379	68,504	-	539,138	(483,375)	(26,901)	(1)	-	249,521	(78,927)	984,339
Equity securities
Equity securities	445,356	(474)	36,656	2,664	(124,343)	-		-	2	(24,855)	335,006
Total	445,356	(474)	36,656	2,664	(124,343)	-		-	2	(24,855)	335,006
Investment in associates
PA Viva Malls	1,263,765	105,202	-	-	(13,279)	-		-	-	-	1,355,688
PA Distrito Vera	-	237	-	1,779	(2,529)	3,193		-	-	-	2,680
Total	1,263,765	105,439	-	1,779	(15,808)	3,193		-	-	-	1,358,368
Total Assets	2,558,577	173,363	36,656	548,615	(645,276)	(23,708)		(32,211)	282,202	(107,447)	2,790,771
Liabilities
Derivative financial instruments
Foreign exchange contracts	(91,759)	2,351	-	(71,358)	52,311	19,593		-	(160,156)	16,574	(232,444)
Interest rate contracts	(2,439)	(7,694)	-	(648)	28	7,308		-	(3,278)	2,411	(4,312)
Total	(94,198)	(5,343)	-	(72,006)	52,339	26,901	(1)	-	(163,434)	18,985	(236,756)
Total liabilities	(94,198)	(5,343)	-	(72,006)	52,339	26,901		-	(163,434)	18,985	(236,756)
(1)	From derivative assets to derivative liabilities classified in level 3 and viceversa.

As of December 31, 2020

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications		Prepaids	in to	out of	December 31,
	2020	earnings							Level3	Level3	2020
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	126,049	14,325	-	4,325	(24,501)	-		(36,507)	40,558	(1,964)	122,285
Corporate bonds	2,030	1,344	-	-	-	-		(1,353)	8,771	-	10,792
Total	128,079	15,669	-	4,325	(24,501)	-		(37,860)	49,329	(1,964)	133,077
Derivative financial instruments
Foreign exchange contracts	394,280	16,561	-	463,285	(282,053)	(4,270)		-	308	(7,905)	580,206
Interest rate contracts	56,054	53,367	-	33,076	(3,934)	-		-	1,758	(4,148)	136,173
Equity contracts	142	-	-	-	(142)	-		-	-	-	-
Total	450,476	69,928	-	496,361	(286,129)	(4,270)	(1)	-	2,066	(12,053)	716,379
Equity securities
Equity securities	1,079,700	(17,045)	36,682	26,281	(79,287)	(573,592)		-	27	(27,410)	445,356
Total	1,079,700	(17,045)	36,682	26,281	(79,287)	(573,592)		-	27	(27,410)	445,356
Investment in associates
PA Viva Malls	1,249,818	56,116	-	-	(42,169)	-		-	-	-	1,263,765
Total	1,249,818	56,116	-	-	(42,169)	-		-	-	-	1,263,765
Total Assets	2,908,073	124,668	36,682	526,967	(432,086)	(577,862)		(37,860)	51,422	(41,427)	2,558,577
Liabilities
Derivative financial instruments
Foreign exchange contracts	(119,643)	(4,067)	-	(73,770)	111,182	4,270		-	(12,325)	2,594	(91,759)
Interest rate contracts	(1,376)	-	-	(40)	519	-		-	(2,399)	857	(2,439)
Equity contracts	(199)	-	-	-	199	-		-	-	-	-
Total	(121,218)	(4,067)	-	(73,810)	111,900	4,270	(1)	-	(14,724)	3,451	(94,198)
Total liabilities	(121,218)	(4,067)	-	(73,810)	111,900	4,270		-	(14,724)	3,451	(94,198)
(1)	From derivative assets to derivative liabilities classified in level 3 and viceversa. In 2020 the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition being according to IFRS 10. These equity securities are considered as a business, because of their capacity to generate income.

Level 3 fair value rollforward

The following were the significant Level 3 transfers for the period December 31, 2020 to 2021:

Transfer of COP 86,087 and COP (12,658) in 2021 and 2020 respectively, from Level 2 to Level 3 of the derivative foreign exchange contracts and Interest rate contracts, was presented due to the transfer of the credit risk from the Bank to the credit risk of the counterparty.

As of December 31, 2021 and 2020 unrealized gains and losses on debt instruments were COP (106) and COP 15,669; Equity Securities COP (474) and COP (17,045), respectively.

Transfer of COP 24,855 in 2021, out Level 3 in Equity securities is caused by Banistmo with Fondo Renta Fija Valor.

Transfers between Level 1 and Level 2 of the Fair Value hierarchy

The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2 as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
	Transfers level 1	Transfers level	Transfers level	Transfers level
	to level 2	2 to level 1	1 to level 2	2 to level 1
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	10,293	-	-	-
Securities issued or secured by foreign government	-	-	50	663
Total	10,293	-	50	663
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	-	-	481,294	34,325
Total	-	-	481,294	34,325
Equity securities
Equity securities	80,990	-	-	70,206
Total	80,990	-	-	70,206

During the years ended December 31, 2021 and 2020, the Bank transferred securities from Level 1 to Level 2 primarily, because such securities had lower liquidity and lower trading in an active market.

All transfers are assumed to occur at the end of the reporting period.

Quantitative Information about Level 3 Fair Value measurements

The fair value of financial instruments is, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable market transactions in the same instrument and are not based on observable market data. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values and therefore a valuation adjustment would be recognized in profit or loss. Favorable and unfavorable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below.

The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.

As of December 31, 2021

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
Amounts in millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	98,383	Discounted cash flow	Yield	0.14% a 5.46%	2.74%	96,097	100,779
			Prepayment Speed	n/a	n/a	95,889	102,148
Other bonds	9,635	Discounted cash flow	Yield	1.16% a 1.16%	1.16%	9,276	10,014
			Liquidity risk	2.55% a 2.55%	2.55%	9,281	10,008
Time deposits	5,040	Discounted cash flow	Interest rate	0.47% a 4.25%	3.84%	4,989	5,053
Total debt instruments	113,058
Equity securities
Equity securities	335,006	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	408,379	Discounted cash flow	Credit spread	0% a 32.81%	6.83%	406,899	409,594
			Yield
Swaps	294,821	Discounted cash flow	Credit spread	0% a 28.85%	3.82%	309,046	285,805
			Yield
Options	44,383	Discounted cash flow	Credit spread	0.14% a 37.57%	0.63%	44,048	44,575
Total derivative financial instruments	747,583
Investment in associates
P.A Viva Malls	1,355,688	Price-based	Price	n/a	n/a	n/a	n/a
P.A Distrito Vera	2,680	Price-based	Price	n/a	n/a	n/a	n/a

As of December 31, 2020

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	108,992	Discounted cash flow	Yield	0.14% to 5.46%	2.73%	106,498	110,328
			Prepayment Speed	n/a	n/a	110,178	107,586
Other bonds	9,786	Discounted cash flow	Yield	2.20% to 2.20%	2.2%	9,335	10,267
			Liquidity risk	2.55% to 2.55%	2.55%	9,337	10,265
Time deposits	3,507	Discounted cash flow	Interest rate	2.95% to 5.10%	5.13%	3,499	3,514
Securities issued by other financial institutions	122,285
Corporate bonds
Corporate bonds	10,792	Discounted cash flow	Yield	3.32%	3.32%	10,711	10,890
Total debt instruments	133,077
Equity securities
Equity securities	445,356	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	335,589	Discounted cash flow	Credit spread	0% to 22.58%	3.69%	334,916	336,268
Swaps	252,080	Discounted cash flow	Credit spread	0% to 32.25%	4.39%	247,382	239,563
Options	34,512	Black-Scholes	Credit spread	0% to 36.99%	1.78%	34,270	34,732
Total derivative financial instruments	622,181
Investment in associates
P.A Viva Malls	1,263,765	Price-based	Price	n/a	n/a	n/a	n/a

The following table sets forth information about valuation techniques used in the measurement of the fair value investment properties of the Bank, the significant unobservable inputs and the respective sensivity:

Methodology	Valuation technique	Significant unobservable input	Description of sensitivity

Sales Comparison Approach - SCA

The fair value assessment is based on the examination of prices at which similar properties in the same area recently sold. Since no two properties are identical the measurement valuation must take into account adjustments for the differences between the sold properties and those held by the Bank to earn rentals or for capital appreciation.

Comparable Prices

The weighted average rates used in the capitalization methodology for revenues for 2020 are:

•   Direct capitalization: initial rate 7.84%

•   Discounted cash flow: discount rate: 11.23%, terminal rate: 8.03%.

The same weighted rates at December 31, 2021 were:

•   Direct capitalization: initial rate 7.80%

•   Discounted cash flow: discount rate: 11.16%, terminal rate: 7.98%.

The ratio between monthly gross income and real estate value (rental rate) considering the differences in placements and individual factors between properties and in a weighted way is 0.70% for 2020 and 0.61% for 2021.

An increase (Light, normal, considerable, significant) in the capitalization rate used would generate a decrease (significant, considerable, normal, light) in the fair value of the asset, and vice versa.

An increase (Light, normal, considerable, significant) in the leases used in the valuation would generate a (significant, light, considerable) increase in the fair value of the asset, and vice versa.

Income Approach Used to estimate the fair value of the property by taking future net cash flows and discounting them at the capitalization rate.	Direct Capitalization Discounted Cash Flows

Cost approach

Used to estimate the fair value of the property considering the cost to replace or build a property at the same or equal conditions of the asset to be measured, deducting the accumulated depreciation charge and adding-up the amount of the land.

Replacement cost

There has been no change to the valuation technique during the year for each asset.